UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21466

                  HYPERION COLLATERALIZED SECURITIES FUND, INC.
               (Exact name of registrant as specified in charter)

           THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
                          NEW YORK, NEW YORK 10281-1010
               (Address of principal executive offices) (Zip code)

                           CLIFFORD E. LAI, PRESIDENT
                  HYPERION COLLATERALIZED SECURITIES FUND, INC.
           THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
                          NEW YORK, NEW YORK 10281-1010
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: July 31


Date of reporting period:  July 1, 2005 through June 30, 2006

Item 1.  Proxy Voting Record.

         During the period covered by this report, the Registrant held no voting securities.


                                   SIGNATURES


         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION COLLATERALIZED SECURITIES FUND, INC.


By:  /s/ Clifford E. Lai
     --------------------------------
         Clifford E. Lai
         Principal Executive Officer

Date:  August 30, 2006